Aggregate Amount and Effect of Tax Holidays (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
The aggregate amount	$ (33,077)	$ (27,582)	$ (11,790)
Earnings Per Share, Basic
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.43	$ 0.36	$ 0.16
Earnings Per Share, Diluted
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.40	$ 0.34	$ 0.15